Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Additions of capital work in progress	$ 8,488	$ 6,052
Transfer from capital work in progress	$ (7,983)	$ (5,493)